Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Schedule of Components of Inventories, Current

The following table provides the components of Inventories:
	As of December 31,
(MILLIONS OF DOLLARS)	2019	2018
Finished goods	$2,750	$2,262
Work in process	4,743	4,701
Raw materials and supplies	790	546
Inventories(a)	$8,283	$7,508
Noncurrent inventories not included above(b)	$714	$618

(a)
The change from December 31, 2018 reflects increases for certain products, including inventory build for new product launches, supply recovery and market demand, partially offset by a decrease due to foreign exchange and the write off of rivipansel inventory previously expected to be sold (see Note 2E).

(b)
Included in Other noncurrent assets. There are no recoverability issues associated with these amounts.

Schedule of Component of Inventories, Noncurrent

The following table provides the components of Inventories:
	As of December 31,
(MILLIONS OF DOLLARS)	2019	2018
Finished goods	$2,750	$2,262
Work in process	4,743	4,701
Raw materials and supplies	790	546
Inventories(a)	$8,283	$7,508
Noncurrent inventories not included above(b)	$714	$618

(a)
The change from December 31, 2018 reflects increases for certain products, including inventory build for new product launches, supply recovery and market demand, partially offset by a decrease due to foreign exchange and the write off of rivipansel inventory previously expected to be sold (see Note 2E).

(b)
Included in Other noncurrent assets. There are no recoverability issues associated with these amounts.